SCHEDULE 1 STATEMENTS OF CHANGES IN EQUITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance	$ 222,070	$ 282,545	$ 278,760
Repurchase of ordinary shares	$ (34,020)	$ (28,902)	$ (4,853)
Repurchase of ordinary shares, shares	(90,772,831)	(70,774,015)	(11,772,294)
Share-based compensation	$ 380	$ 45	$ 492
Exercise of share-based awards	$ 763	$ 2,542	$ 3,041
Exercise of share-based awards, shares	544,584	1,815,259	2,172,103
Foreign currency translation adjustments	$ (5,074)	$ (3,797)	$ 4,983
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	(28,435)	(30,361)	124
Balance	155,683	222,070	282,545
Ordinary shares [Member]
Balance	$ 1	$ 1	$ 1
Balance, shares	353,016,455	411,474,516	408,985,092
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	(90,772,831)	(70,774,015)	(11,772,294)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	3,581,304	12,315,954	14,261,718
Foreign currency translation adjustments
Balance	$ 1	$ 1	$ 1
Balance, shares	265,824,928	353,016,455	411,474,516
Additional paid-in Capital [Member]
Balance	$ 63,046	$ 63,001	$ 62,509
Repurchase of ordinary shares
Share-based compensation	$ 380	$ 45	$ 492
Exercise of share-based awards
Foreign currency translation adjustments
Balance	$ 63,426	$ 63,046	$ 63,001
Treasury Stock [Member]
Balance	(70,479)	(44,119)	(42,307)
Repurchase of ordinary shares	$ (34,020)	$ (28,902)	$ (4,853)
Share-based compensation
Exercise of share-based awards	$ 763	$ 2,542	$ 3,041
Foreign currency translation adjustments
Balance	$ (103,736)	$ (70,479)	$ (44,119)
Accumulated other comprehensive income [Member]
Balance	$ 36,937	$ 40,734	$ 35,751
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments	$ (5,074)	$ (3,797)	$ 4,983
Balance	31,863	36,937	40,734
Accumulated retained earnings [Member]
Balance	$ 192,598	$ 222,959	$ 222,835
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments
Balance	$ 164,163	$ 192,598	$ 222,959
Parent Company [Member]
Balance	222,103	282,576	278,789
Repurchase of ordinary shares	(34,020)	(28,902)	(4,853)
Share-based compensation	380	45	492
Exercise of share-based awards	763	2,542	3,041
Foreign currency translation adjustments	(5,074)	(3,797)	4,983
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	(28,435)	(30,361)	124
Balance	155,717	222,103	282,576
Parent Company [Member] | Ordinary shares [Member]
Balance	$ 1	$ 1	$ 1
Balance, shares	353,016,455	411,474,516	408,985,092
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	(90,772,831)	(70,774,015)	(11,772,294)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	3,581,304	12,315,954	14,261,718
Foreign currency translation adjustments
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders
Balance	$ 1	$ 1	$ 1
Balance, shares	265,824,928	353,016,455	411,474,516
Parent Company [Member] | Additional paid-in Capital [Member]
Balance	$ 63,046	$ 63,001	$ 62,509
Repurchase of ordinary shares
Share-based compensation	$ 380	$ 45	$ 492
Exercise of share-based awards
Foreign currency translation adjustments
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders
Balance	$ 63,426	$ 63,046	$ 63,001
Parent Company [Member] | Treasury Stock [Member]
Balance	(70,479)	(44,119)	(42,307)
Repurchase of ordinary shares	$ (34,020)	$ (28,902)	$ (4,853)
Share-based compensation
Exercise of share-based awards	$ 763	$ 2,542	$ 3,041
Foreign currency translation adjustments
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders
Balance	$ (103,736)	$ (70,479)	$ (44,119)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Balance	$ 36,937	40,734	$ 35,751
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments	$ (5,074)	(3,797)	$ 4,983
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders
Balance	$ 31,863	36,937	$ 40,734
Parent Company [Member] | Accumulated retained earnings [Member]
Balance	$ 192,598	$ 222,959	222,835
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (28,435)	$ (30,361)	124
Balance	$ 164,163	$ 192,598	$ 222,959